Borrowings - Summary of Non-Current Borrowings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about borrowings [abstract]
Banks and financial institutions	₨ 359,164	$ 4,911	₨ 294,233
Non-convertible debentures	165,923	2,269	163,874
Redeemable preference shares	19	0	19
Non-convertible bonds	1,565	21	1,462
Others	6,465	89	7,177
Non-current borrowings	533,136	7,290	466,765
Less: Current maturities of long-term borrowings	(153,514)	(2,099)	(99,521)
Non-current borrowings, net of current maturities	₨ 379,622	$ 5,191	₨ 367,244